Note 17 - Related Party Transactions	12 Months Ended
Dec. 31, 2011
Related Party Transactions Disclosure [Text Block]
NOTE 17 – RELATED PARTY TRANSACTIONS

Loans to principal officers, directors, and their affiliates were as follows:

(In Thousands of Dollars)	2011	2010
Beginning balance	$48,510	$39,709
New loans	46,283	50,180
Repayments	(47,972)	(41,363)
Addition/(Deletion) of Directors	(6,344)	(16)
Ending balance	$40,477	$48,510

Deposits from principal officers, directors, and their affiliates at year end 2011 and 2010 were $28.5 million and $24.9 million respectively.